Components of Accrued Expenses and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Payables and Accruals [Abstract]
Payroll and welfare payables	$ 29,849	¥ 193,356	¥ 178,295
Business and other taxes payable	3,980	25,780	16,633
Payables for office supplies and utilities	3,936	25,497	8,782
Payables for the purchase of property and equipment	33,679	218,165	233,353
Payable for purchase intangible assets	565	3,662	5,054
Accrued service fees	10,502	68,029	60,167
Interest payables	2,949	19,102	20,452
Share-settled bonuses	6,384	41,352	14,913
Payable for assets acquisition	3,254	21,080	35,846
Others	3,385	21,934	25,996
Accrued expenses and other payables	$ 98,483	¥ 637,957	¥ 599,491